FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Non-current financial assets at fair value through other comprehensive income	¥ 730	¥ 767
Current assets
Total financial assets at fair value through other comprehensive income	4,237	6,706
Unlisted equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	616	588
Listed equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	114	179
Trade accounts receivable and bills receivable
Current assets
Current financial assets at fair value through other comprehensive income	¥ 3,507	¥ 5,939